Expense Example - SA Legg Mason Tactical Opportunities Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	84	296	526	1,187	109	374	660	1,475